Shareholders' capital	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
Number of common shares

	Six months ended June 30
	2021	2020
Common shares, beginning of period	597,142,219	524,223,323
Public offering	16,789,922	8,664,563
Dividend reinvestment plan	2,926,494	1,911,697
Exercise of share-based awards (b)	679,834	1,344,375
Conversion of convertible debentures	1,886	1,509
Common shares, end of period	617,540,355	536,145,467
AQN's at-the-market equity program (“ATM program”) allows the Company to issue up to $500,000 of common shares from treasury to the public from time to time, at the Company's discretion, at the prevailing market price when issued on the TSX, the NYSE, or any other existing trading market for the common shares of the Company in Canada or the United States. During the six months ended June 30, 2021, the Company issued 16,789,922 common shares under the ATM program at an average price of $15.73 per common share for gross proceeds of $264,112 ($260,810 net of commissions). Other related costs were $620.
As at August 12, 2021, the Company has issued since the inception of the ATM program in 2019 a cumulative total of 27,211,284 common shares at an average price of $14.95 per share for gross proceeds of $406,780 ($401,695 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM program, were $4,033.
10.Shareholders’ capital (continued)
(b)Share-based compensation
For the three and six months ended June 30, 2021, AQN recorded $3,189 and $4,386, respectively (2020 - $9,997 and $11,640, respectively) in total share-based compensation expense. The compensation expense is recorded with payroll expenses in the unaudited interim consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As at June 30, 2021, total unrecognized compensation costs related to non-vested share-based awards was $19,712 and is expected to be recognized over a period of 1.95 years.
Share option plan
During the six months ended June 30, 2021, the Board of Directors of the Company (the "Board") approved the grant of 437,006 options to executives of the Company. The options allow for the purchase of common shares at a weighted average price of C$19.64, the market price of the underlying common share at the date of grant. One-third of the options vest on each of December 31, 2021, 2022 and 2023. The options may be exercised up to eight years following the date of grant.
The following assumptions were used in determining the fair value of share options granted:

2021
Risk-free interest rate	1.1%
Expected volatility	23%
Expected dividend yield	4.1%
Expected life	5.50 years
Weighted average grant date fair value per option	$2.46
During the six months ended June 30, 2021, 61,225 share options were exercised at a weighted average price of C$14.75 in exchange for 12,021 common shares issued from treasury, and 49,204 options settled at their cash value as payment for the exercise price and tax withholdings related to the exercise of the options.
Performance and restricted share units
During the six months ended June 30, 2021, a total of 703,620 performance share units ("PSUs") and restricted share units ("RSUs") were granted to employees of the Company. The awards vest based on the terms of each agreement ranging from February 2022 to January 2024. During the six months ended June 30, 2021, the Company settled 709,853 PSUs and RSUs in exchange for 373,314 common shares issued from treasury, and 336,539 PSUs and RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. Subsequent to quarter-end, on August 5, 2021, the Company settled 105,876 RSUs in exchange for 49,200 common shares issued from treasury, and 56,676 RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.
During the six months ended June 30, 2021, the Company settled 148,459 bonus deferral RSUs in exchange for 68,841 common shares issued from treasury, and 79,618 RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. During the quarter, on April 15, 2021, 44,528 bonus deferral RSUs were granted to employees of the Company. The RSUs are 100% vested.
Director's deferred share units
During the six months ended June 30, 2021, 35,549 deferred share units ("DSUs") were issued pursuant to the election of the Directors to defer a percentage of their Directors' fee in the form of DSUs. During the quarter, the Company settled 85,210 DSUs in exchange for 39,719 common shares issued from treasury, and 45,491 DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.